UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            SIB LLC
Address:         c/o The Millburn Corporation
                 1270 Avenue of the Americas
                 New York, New York  10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Kenneth P. Pearlman
Title:           Principal of SIB LLC
Phone:           305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman       Sunny Isles, Florida          January 13, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:    $109,583
                                          (thousands)

List of Other Included Managers:                   None






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                                                                  FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
             --------              --------      --------    --------      --------         --------     --------       --------
                                                              VALUE    SHRS OR SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL    DISCRETION    MANAGERS   SOLE SHARED NONE
          --------------        --------------    -----     --------   ----------------    ----------    --------   ----------------


ABB LTD                         SPONSORED ADR   000375204      3,424     152,500 SH           Sole         N/A            152,500

AMERICAN AXLE & MFG HLDGS IN         COM        024061103      2,294     178,400 SH           Sole         N/A            178,400

AMERICAN EAGLE OUTFITTERS NE         COM        02553E106      3,804     260,043 SH           Sole         N/A            260,043

CARMAX INC                           COM        143130102      2,747      86,168 SH           Sole         N/A             86,168

CARNIVAL CORP                     PAIRED CTF    143658300      2,564      55,600 SH           Sole         N/A             55,600

CARTER INC                           COM        146229109      2,960     100,300 SH           Sole         N/A            100,300

COACH INC                            COM        189754104      5,348      96,700 SH           Sole         N/A             96,700

DICKS SPORTING GOODS INC             COM        253393102      2,468      65,800 SH           Sole         N/A             65,800

EAGLE MATERIALS INC                  COM        26969P108        137       4,864 SH           Sole         N/A              4,864

FRESH MKT INC                        COM        35804H106         41       1,000 SH           Sole         N/A              1,000

HEARTLAND EXPRESS INC                COM        422347104      4,144     258,683 SH           Sole         N/A            258,683

HUNT J B TRANS SVCS INC              COM        445658107      8,456     207,200 SH           Sole         N/A            207,200

KNIGHT TRANSN INC                    COM        499064103      6,856     360,817 SH           Sole         N/A            360,817

LENNAR CORP                          CL A       526057104         88       4,700 SH           Sole         N/A              4,700

LOWES COS INC                        COM        548661107      3,185     127,000 SH           Sole         N/A            127,000

LULULEMON ATHLETICA INC              COM        550021109     14,630     213,828 SH           Sole         N/A            213,828

OLD DOMINION FGHT LINES INC          COM        679580100      5,928     185,297 SH           Sole         N/A            185,297

PULTE GROUP INC                      COM        745867101        353      46,995 SH           Sole         N/A             46,995

QUANTA SVCS INC                      COM        74762E102      6,036     302,988 SH           Sole         N/A            302,988

RYANAIR HLDGS PLC               SPONSORED ADR   783513104      8,605     279,738 SH           Sole         N/A            279,738

SAFE BULKERS INC                     COM        Y7388L103      1,028     116,000 SH           Sole         N/A            116,000

SOUTHWESTERN ENERGY CO               COM        845467109      5,644     150,782 SH           Sole         N/A            150,782

STAPLES INC                          COM        855030102      2,871     126,096 SH           Sole         N/A            126,096

TEXAS ROADHOUSE INC                  COM        882681109      3,949     230,000 SH           Sole         N/A            230,000

THOR INDS INC                        COM        885160101      1,926      56,700 SH           Sole         N/A             56,700

TOLL BROTHERS INC                    COM        889478103      1,324      69,700 SH           Sole         N/A             69,700

URBAN OUTFITTERS INC                 COM        917047102      8,773     245,001 SH           Sole         N/A            245,001

     TOTAL                                                   109,583


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